Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
March 17, 2025
Cash and cash equivalents	2,318
Due from former parent company (*)	13,129,541
Due from related company	1,266,246
Trade accounts receivable, net	264,305
Prepaid expenses	149,726
Other receivables	49,425
Inventories	207,677
Total current assets	15,069,238
Vessels, net	3,585,027
Total long-term assets	3,585,027
Total assets	18,654,265
Trade accounts payable	495,227
Accrued expenses	483,096
Deferred revenues	344,220
Total current liabilities	1,322,543
Total liabilities	1,322,543
Distribution of net assets of Euroholdings Ltd. to the Company’s shareholders	17,331,722

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2023	2024	2025
Orient Overseas Container Line Ltd, Hong	-	12%	32%
Maersk Line A/S	23%	22%	23%
Asyad Line LLC	11%	17%	15%
CMA CGM, Marseille	10%	10%	10%
Zim Integrated Shipping Services Ltd.	23%	15%	-
Hapag-Lloyd AG, Hamburg	-	10%	-
Sealand Maersk Asia Pte. Ltd	15%	-	-